Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Benefit Plans [Abstract]
Benefit Plans
Note 4:	Benefit Plans

Pension expense includes the following:

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017
	(In thousands)
Service cost	$76	$68	$152	$136
Interest cost	55	50	110	100
Expected return on assets	(111)	(90)	(222)	(180)
Amortization of prior service cost and net loss	(10)	(6)	(20)	(12)

Pension expense	$10	$22	$20	$44

Note 13:	Benefit Plans

Pension and Other Postretirement Benefit Plans

The Company has a noncontributory defined benefit pension plan covering all employees who meet the eligibility requirements. The Company’s funding policy is to make the minimum annual contribution that is required by applicable regulations, plus such amounts as the Company may determine to be appropriate from time to time. The Company expects to contribute $421,000 to the plan in 2018.

The Company uses a December 31st measurement date for the plan. Information about the plan’s funded status and pension cost follows:

	Pension Benefits
	2017	2016
	(In thousands)
Change in benefit obligation
Beginning of year	$(3,926)	$(3,968)
Service cost	(273)	(312)
Interest cost	(198)	(198)
Actuarial (loss) gain	(403)	23
Benefits paid	128	529

End of year	(4,672)	(3,926)

Change in fair value of plan assets
Beginning of year	4,625	4,458
Actual return on plan assets	702	382
Employer contribution	406	314
Benefits paid	(128)	(529)

End of year	5,605	4,625

Funded status at end of year	$933	$699

Amounts recognized in accumulated other comprehensive loss not yet recognized as components of net periodic benefit cost consist of:

	Pension Benefits
	2017	2016
	(In thousands)

Unamortized net loss	$1,048	$1,052
Unamortized prior service	(758)	(847)

	$290	$205

The estimated net loss and prior service credit for the defined benefit pension plan that will be amortized from accumulated other comprehensive income as a credit into net periodic benefit cost over the next fiscal year is approximately $41,000. The accumulated benefit obligation for the defined benefit pension plan was $4.4 million and $3.8 million at December 31, 2017 and 2016, respectively.

Information for the pension plan with respect to accumulated benefit obligation and plan assets is as follows:

	December 31,
	2017	2016
	(In thousands)

Projected benefit obligation	$4,672	$3,926
Accumulated benefit obligation	$4,375	$3,756
Fair value of plan assets	$5,605	$4,625

	December 31,
	2017	2016
	(In thousands)

Components of net periodic benefit cost
Service cost	$273	$312
Interest cost	198	198
Expected return on plan assets	(357)	(341)
Amortization of prior service (credit) cost	(89)	(89)
Amortization of net loss	63	81

Net periodic benefit cost	$88	$161

Significant assumptions include:

	Pension Benefits
	2017	2016

Weighted-average assumptions used to determine benefit obligation:
Discount rate	4.83%	5.39%
Rate of compensation increase	3.00%	3.00%

Weighted-average assumptions used to determine benefit cost:
Discount rate	4.83%	5.39%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.00%	3.00%

The Company has estimated the long-term rate of return on plan assets based primarily on historical returns on plan assets, adjusted for changes in target portfolio allocations and recent changes in long-term interest rates based on publicly available information. The long-term rate of return did not change from 2016 to 2017.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid as of December 31, 2017:

Pension Benefits
(In thousands)

2018	$186
2019	199
2020	843
2021	548
2022	373
2023-2027	1,796

Total	$3,945

Plan assets are held by an outside trustee which invests the plan assets in accordance with the provisions of the plan agreement. All equity and fixed income investments are held in various mutual funds with quoted market prices. Mutual fund equity securities primarily include investment funds that are comprised of large-cap, mid-cap and international companies. Fixed income mutual funds primarily include investments in corporate bonds, mortgage-backed securities and U.S. Treasuries. Other types of investments include a prime money market fund.

The asset allocation strategy of the plan is designed to allow flexibility in the determination of the appropriate investment allocations between equity and fixed income investments. This strategy is designed to help achieve the actuarial long term rate on plan assets of 7.5%. The target asset allocation percentages for both 2017 and 2016 are as follows:

Large-Cap stocks	Not to exceed 68%
Small-Cap stocks	Not to exceed 23%
Mid-Cap stocks	Not to exceed 23%
International equity securities	Not to exceed 30%
Fixed income investments	Not to exceed 35%
Alternative investments	Not to exceed 19%

At December 31, 2017 and 2016, the fair value of plan assets as a percentage of the total was invested in the following:

	December 31,
	2017	2016

Equity securities	70.1%	68.1%
Debt securities	27.3	29.6
Cash and cash equivalents	2.6	2.3

	100.0%	100.0%

Pension Plan Assets

Following is a description of the valuation methodologies used for pension plan assets measured at fair value on a recurring basis, as well as the general classification of pension plan assets pursuant to the valuation hierarchy.

Where quoted market prices are available in an active market, plan assets are classified within Level 1 of the valuation hierarchy. Level 1 plan assets include investments in mutual funds that involve equity, bond and money market investments. All of the Plan’s assets are classified as Level 1. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of plan assets with similar characteristics or discounted cash flows. In certain cases where Level 1 or Level 2 inputs are not available, plan assets are classified within Level 3 of the hierarchy. At December 31, 2017 and 2016, the Plan did not contain Level 2 or Level 3 investments.

The fair values of Company’s pension plan assets at December 31st, by asset category are as follows:

December 31, 2017
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$199	$199	$––	$––
Mutual funds – equities
ETF mutual funds	3,042	3,042	––	––
Large and small Cap	301	301	––	––
International	420	420
Commodities	182	182	––	––
Mutual funds – fixed income
Fixed income	1,145	1,145	––	––
ETF fixed income	316	316	––	––

Total	$5,605	$5,605	$––	$––

December 31, 2016
		Fair Value Measurements Using
Asset Category	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)

Mutual money market	$106	$106	$––	$––
Mutual funds – equities
Eft mutual funds	2,561	2,561	––	––
Large and Small Cap	584	584	––	––
Commodies	140	140	––	––
Mutual funds – fixed income
Fixed income	1,022	1,022	––	––
ETF fixed income	212	212	––	––

Total	$4,625	$4,625	$––	$––

Employee Stock Ownership Plan

The Company has an Employee Stock Ownership Plan (“ESOP”) with an integrated 401(k) plan covering substantially all employees of the Company. The ESOP acquired 354,551 shares of Company common stock at $9.64 per share in 2005 with funds provided by a loan from the Company. Accordingly, $3.4 million of common stock acquired by the ESOP was shown as a reduction of stockholders’ equity. Shares are released to participants proportionately as the loan is repaid. Dividends on allocated shares are recorded as dividends and charged to retained earnings. Compensation expense is recorded equal to the fair market value of the stock when contributions, which are determined annually by the Board of Directors of the Company, are made to the ESOP. The Company’s 401(k) matching percentage was 50% of the employees’ first 6% of contributions for 2017 and 2016.

ESOP and 401(k) expense for the years ended December 31, 2017 and 2016 was approximately $280,000 and $231,000, respectively.

Share information for the ESOP is as follows at December 31, 2017 and 2016:

	2017	2016

Allocated shares at beginning of the year	$333,790	$267,558
Shares released for allocation during the year	23,635	23,635
Net shares acquired on reinvestment of cash or (distributed) due to retirement/diversification	(21,063)	42,597
Unearned shares	70,906	94,541

Total ESOP shares	407,268	428,331

Fair value of unearned shares at December 31st	$943,000	$1,276,000

At December 31, 2017, the fair value of the 336,362 allocated shares held by the ESOP was approximately $4,474,000.

Split Dollar Life Insurance Arrangements

The Company has split-dollar life insurance arrangements with its executive officers and certain directors that provide certain death benefits to the executive’s beneficiaries upon his or her death. The agreements provide a pre- and post-retirement death benefit payable to the beneficiaries of the executive in the event of the executive’s death. The Company has purchased life insurance policies on the lives of all participants covered by these agreements in amounts sufficient to provide the sums necessary to pay the beneficiaries, and the Company pays all premiums due on the policies. In the case of an early separation from the Company, the nonvested executive portion of the death benefit is retained by the Company. The accumulated post retirement benefit obligation was $1.5 million at December 31, 2017 and $1.5 million at December 31, 2016.